Benefit Plans, Recognized as Component of Accumulated Other Comprehensive (Loss) Income (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Estimated amount of net losses to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ 4,800
Estimated amount of prior service costs to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	0
Pension Benefits [Member] | U.S. Plans [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	2,435	$ 6,429
Prior-service cost	0	0
Amounts included in accumulated other comprehensive (loss) income	2,435	6,429
Pension Benefits [Member] | Non-U.S. Plans [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	78,868	60,541
Prior-service cost	(4)	55
Amounts included in accumulated other comprehensive (loss) income	78,864	60,596
Other Postretirement Benefits [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	(250)	(221)
Prior-service cost	0	0
Amounts included in accumulated other comprehensive (loss) income	(250)	$ (221)
Estimated amount of net losses to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	0
Estimated amount of prior service costs to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ 0